SCHEDULE OF PREPAID EXPENSES (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid introduction fees		$ 3,140,268
Prepaid rent and management fees		238,436	240,340
Prepaid system and subscription fees		17,000	10,000
Prepaid consultancy services		25,000	15,000
Others		77,820	11,088
Prepaid expense	$ 451,306	3,498,524	276,428
Prepaid introduction fees		$ 808,578